General (Summary Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 07, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
General [Abstract]
Total revenues	$ 98,798		$ 89,861		$ 106,878
Loss from discontinued operations before taxes	(40,975)		(3,077)		5,672
Provision for income taxes	(11,770)		(122)		(2,941)
Income (loss) from discontinued operations, net of tax	$ (52,745)	$ (52,745)	$ (3,199)	[1],[2],[3],[4]	$ 2,731	[1],[2]	$ 1,447	$ 13,164

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").